Average Annual Total Returns		12 Months Ended	25 Months Ended	28 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025 [7]	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025
Segall Bryant & Hamill Small Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%			8.88%		9.27%
Segall Bryant & Hamill Small Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%		14.29%
Segall Bryant & Hamill Small Cap Value Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		12.05%			7.11%		9.21%	[1]
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.18%			7.26%		9.35%
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.25%			5.99%		7.96%
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.07%			5.52%		7.24%
Segall Bryant & Hamill Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%			3.18%		9.57%
Segall Bryant & Hamill Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%		14.29%
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		6.63%			1.84%		12.12%
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.63%			1.84%		11.23%
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.92%			1.41%		9.68%
Segall Bryant & Hamill Small Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		6.85%			2.01%		12.32%
Segall Bryant & Hamill Small Cap Core Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%			6.09%		9.62%
Segall Bryant & Hamill Small Cap Core Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%		14.29%
Segall Bryant & Hamill Small Cap Core Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		3.85%			7.14%		10.61%	[2]
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.96%			7.30%		10.77%	[2]
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.68%			5.53%		9.86%	[2]
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.30%			5.47%		8.80%	[2]
Segall Bryant & Hamill All Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%		14.29%
Segall Bryant & Hamill All Cap Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		8.32%			8.67%		11.44%	[3]
Segall Bryant & Hamill All Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.29%			8.69%		11.52%
Segall Bryant & Hamill All Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.46%			5.41%		9.67%
Segall Bryant & Hamill All Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.14%			6.57%		9.37%
Segall Bryant & Hamill Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%			4.20%		8.42%
Segall Bryant & Hamill Emerging Markets Fund | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.96%			7.77%		8.37%
Segall Bryant & Hamill Emerging Markets Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		34.90%			10.26%		10.20%
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		35.15%			10.45%		10.42%
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.42%			9.43%		9.49%
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.55%			8.16%		8.37%
Segall Bryant & Hamill International Small Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.83%			5.62%		7.49%
Segall Bryant & Hamill International Small Cap Fund | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.96%			7.77%		8.37%
Segall Bryant & Hamill International Small Cap Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		47.43%			12.72%		7.52%
Segall Bryant & Hamill International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		47.48%			12.86%		7.71%
Segall Bryant & Hamill International Small Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		45.82%			11.50%		6.62%
Segall Bryant & Hamill International Small Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.46%			10.05%		5.97%
Segall Bryant & Hamill International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	7.97%
Segall Bryant & Hamill International Equity Fund | MSCI ACWI ex-USA Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.96%	6.94%
Segall Bryant & Hamill International Equity Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		43.93%	12.49%
Segall Bryant & Hamill International Equity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		44.29%	12.66%
Segall Bryant & Hamill International Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.26%	11.79%
Segall Bryant & Hamill International Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.92%	9.81%
Segall Bryant & Hamill Global All Cap Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%			12.15%		12.17%
Segall Bryant & Hamill Global All Cap Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		9.81%			9.70%		9.29%
Segall Bryant & Hamill Global All Cap Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.39%			8.42%		7.56%
Segall Bryant & Hamill Global All Cap Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.82%			7.43%		7.11%
Segall Bryant & Hamill Global All Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.79%			9.82%		9.41%
Segall Bryant & Hamill Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)		2.01%
Segall Bryant & Hamill Plus Bond Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		7.38%			0.33%		2.68%
Segall Bryant & Hamill Plus Bond Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.58%			(1.11%)		1.19%
Segall Bryant & Hamill Plus Bond Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.34%			(0.37%)		1.42%
Segall Bryant & Hamill Plus Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.51%			0.48%		2.83%
Segall Bryant & Hamill Quality High Yield Fund | Bloomberg U.S. High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%			4.50%		6.52%
Segall Bryant & Hamill Quality High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)		2.01%
Segall Bryant & Hamill Quality High Yield Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		7.97%			3.53%		5.31%
Segall Bryant & Hamill Quality High Yield Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.16%			1.83%		3.45%
Segall Bryant & Hamill Quality High Yield Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%			1.94%		3.28%
Segall Bryant & Hamill Quality High Yield Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.99%			3.68%		5.47%
Segall Bryant & Hamill Municipal Opportunities Fund | Bloomberg 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.18%			1.16%	2.59%
Segall Bryant & Hamill Municipal Opportunities Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%			0.80%	2.67%
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		5.07%			0.78%	3.12%
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%			0.41%	2.73%
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.99%			0.94%	2.80%
Segall Bryant & Hamill Municipal Opportunities Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.32%			0.93%	3.29%
Segall Bryant & Hamill Colorado Tax Free Fund | Bloomberg 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.18%			1.16%		2.27%
Segall Bryant & Hamill Colorado Tax Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%			0.80%		2.34%
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		3.29%			0.22%		1.83%
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.04%			0.09%		1.70%
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.11%			0.71%		1.96%
Segall Bryant & Hamill Colorado Tax Free Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.42%			0.35%		1.96%	[6]
Barrett Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%		14.82%
Barrett Growth Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		8.10%			11.04%		14.00%
Barrett Growth Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.40%			8.29%		12.13%
Barrett Growth Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.74%			8.24%		11.31%
Barrett Opportunity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%		14.82%
Barrett Opportunity Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		12.81%			15.00%		12.11%
Barrett Opportunity Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.59%			8.52%		7.45%
Barrett Opportunity Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.46%			11.24%		8.98%
Segall Bryant & Hamill Select Equity ETF | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%		21.08%
Performance Inception Date	Aug. 29, 2023
Segall Bryant & Hamill Select Equity ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		20.70%
Performance Inception Date	Aug. 29, 2023
Segall Bryant & Hamill Select Equity ETF | Segall Bryant & Hamill Select Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.41%		13.56%
Performance Inception Date	Aug. 29, 2023
Segall Bryant & Hamill Select Equity ETF | Segall Bryant & Hamill Select Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.41%		13.53%
Performance Inception Date	Aug. 29, 2023
Segall Bryant & Hamill Select Equity ETF | Segall Bryant & Hamill Select Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.43%		10.52%
Performance Inception Date	Aug. 29, 2023

[1]	Retail Class commenced operations on December 9, 2019 and Institutional Class commenced operations on July 31, 2013. The ten-years performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[2]	The Fund commenced operations on December 31,2019. The ten-year performance figure for the Institutional Class performance shown includes the Small Cap Core Predecessor Fund which commenced operations on December 15, 2003. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[3]	Retail Class commenced operations on December 9, 2019. Institutional Class commenced operations on July 31, 2013. The ten-year performance figure for Retail Class includes the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[4]	Institutional Class and Retail Class of the Fund commenced operations on December 8, 2023. For periods prior to December 8, 2023, the Institutional Class performance shown includes the Predecessor Fund which commenced operations on October 27, 2021. The performance figures for Retail Class include the performance for Institutional Class for the periods prior to the start date of Retail Class, adjusted for the difference in Retail Class and Institutional Class expenses. Retail Class imposes higher expenses than Institutional Class.
[5]	Institutional Class and Retail Class of the Fund commenced operations on December 16, 2016.
[6]	Institutional Class commenced operations on April 29, 2016. The ten-year performance figure for Institutional Class includes the performance for Retail Class for the periods prior to the start date of the Institutional Class. The Institutional Class performance has not been adjusted to reflect the lower fees and expenses of the Institutional Class because (1) the Retail Class represent interests in the same portfolio of securities; and (2) the fees and expenses of the Institutional Class are lower than the Retail Class.
[7]	The Fund commenced operations on August 29, 2023.